Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of Measuring inventories [Abstract]
Summary of Breakdown of Inventories
The following table provides a breakdown for inventories (net of the provision for slow moving and obsolete inventories):

(€ thousands)	At June 30, 2024	At December 31, 2023
Raw materials, ancillary materials and consumables	93,150	90,460
Work-in-progress and semi-finished products	50,788	46,735
Finished goods	396,853	385,394
Total inventories	540,791	522,589